Discontinued Operations	12 Months Ended
Jun. 30, 2022
Discontinued Operations
Discontinued Operations

Note 3 – Discontinued Operations

Disposition of Xiangtai BVI and Silanchi

The Company’s farmers’ market and supermarket and grocery stores business and feed raw materials business were negatively affected by the economic cycle and the spread of COVID-19, and they had been operating at losses. On March 31, 2022, China Xiangtai entered into a share purchase agreement (the “Share Purchase Agreement”) with Ocean Planet Future Limited (the “Buyer”). Pursuant to the Share Purchase Agreement, the Company agreed to sell all the equity interest in WVM Inc. and China Silanchi Holding Limited (the “Subsidiaries”), the wholly-owned subsidiaries of the Company, to the Buyer for a cash price of $1,000,000 and the remaining loan of disposed entities carried by the Buyer amounted to $3,029,212 (the “Disposition”). The Board of Directors approved the transaction contemplated by the Share Purchase Agreement. The Disposition closed on April 27, 2022, and represented the Company completing the disposition of the slaughterhouse and meat processing business and the feed raw materials business and focusing on the bitcoin mining business.

The fair value of the discontinued operations of Xiangtai BVI and Silanchi, determined as of April 27, 2022, included the estimated consideration received, less costs to sell.

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of June 30, 2021 is as follow:

Carrying amounts of major classes of assets included as part of discontinued operations of Xiangtai BVI and Silanchi:

June 30,
2021
CURRENT ASSETS:
Cash and cash equivalents	$68,082
Restricted cash	35,906
Accounts receivables, net	30,040,825
Other receivables, net	45,597
Inventories	229,392
Prepayments	1,969,881
Total current assets of discontinued operations	32,389,683

OTHER ASSETS:
Other receivables	85,139
Plant and equipment, net	2,415,370
Intangible assets, net	313,478
Operating lease right-of-use assets	3,208,982
Deferred tax assets	2,331,145
Total other assets of discontinued operations	8,354,114

Total assets of discontinued operations	$40,743,797

Carrying amounts of major classes of liabilities included as part of discontinued operations of Xiangtai BVI and Silanchi:

CURRENT LIABILITIES:
Loan from bank	$782,073
Loans from third parties	7,928,114
Current maturities of long-term loan - bank	850,808
Accounts payable	12,483,479
Customer deposits	4,392,031
Customer deposit - related party	35,948
Other payables and accrued liabilities	3,380,684
Other payables – related parties	14,767,551
Operating lease liabilities	77,127
Taxes payable	4,012,849
Total current liabilities of discontinued operations	48,710,664

OTHER LIABILITIES:
Loans from third parties	1,959,053
Long-term loans – related parties	780,524
Operating lease liabilities - noncurrent	1,058,947
Total other liabilities of discontinued operations	3,798,524
Total liabilities of discontinued operations	$52,509,188

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2022, 2021 and 2020.

	For the Year Ended	For the Year Ended	For the Year Ended
	June 30,	June 30,	June 30,
	2022	2021	2020
REVENUES:
Supermarket and grocery store	$—	$1,777,222	$7,402,284
Farmers' market	4,201,877	47,319,273	80,473,936
Feed raw materials	23,651,802	80,504,501	24,250,247
Total revenues	27,853,679	129,600,996	112,126,467

COST OF REVENUES:
Supermarket and grocery store	—	1,885,056	6,397,149
Farmers' market	4,189,686	46,519,672	76,192,444
Feed raw materials	22,499,787	77,501,417	22,219,528
Total cost of revenues	26,689,473	125,906,145	104,809,121

Gross profit	1,164,206	3,694,851	7,317,346

OPERATING EXPENSES:
Selling	58,625	910,947	1,232,651
General and administrative	611,490	1,215,241	2,094,940
Provision for doubtful accounts	27,380,572	38,110,049	1,738,810
Impairment of goodwill	—	5,533,507	-
Impairment of long-lived assets	—	1,026,023	724,987
Total operating expenses	28,050,687	46,795,767	5,791,388

Loss from operations	(26,886,481)	(43,100,916)	1,525,958

OTHER INCOME (EXPENSES)
Interest income	494	1,476	3,062
Interest expense	(1,483,947)	(1,654,086)	(1,653,429)
Other finance expense	(2,677)	(25,333)	(60,181)
Other expense (income), net	(9,545)	333,564	(66,877)
Total other expenses, net	(1,495,675)	(1,344,379)	(1,777,425)

Loss before income taxes	(28,382,156)	(44,445,295)	(251,467)

Income tax expense (benefit)	2,551,113	(1,002,346)	223,173

Net loss from discontinued operations	$(30,933,269)	$(43,442,949)	$(474,640)

As of April 27, 2022, the net assets of discontinued operations and reconciliation of gain on sale of discontinued operations of Xiangtai BVI and Silanchi are as follows:

April 27,
2022
CURRENT ASSETS:
Cash and cash equivalents	$476,105
Accounts receivables, net	3,945,103
Other receivables, net	6,214,926
Prepayments	140,264
Total current assets of discontinued operations	10,776,398

OTHER ASSETS:
Other receivables	60,492
Plant and equipment, net	1,996,324
Intangible assets, net	299,627
Operating lease right-of-use assets	2,049,125
Total other assets of discontinued operations	4,405,568

Total assets of discontinued operations	$15,181,966

Carrying amounts of major classes of liabilities included as part of discontinued operations of Xiangtai BVI and Silanchi:

CURRENT LIABILITIES:
Loans from third parties	$8,015,608
Current maturities of long-term loan - bank	831,329
Accounts payable	16,457,687
Accounts payable - related party	3,636,175
Customer deposits	4,400,350
Customer deposit - related party	35,815
Other payables and accrued liabilities	1,676,816
Other payables – related parties	20,000
Operating lease liabilities	38,088
Taxes payable	4,118,960
Total current liabilities of discontinued operations	39,230,828

OTHER LIABILITIES:
Loans from third parties	1,513,203
Long-term loans – related parties	762,654
Operating lease liabilities - noncurrent	83,747
Total other liabilities of discontinued operations	2,359,604
Total liabilities of discontinued operations	$41,590,432

Total net deficit	$(26,408,466)
Retained earnings carryover	(56,761,139)
Total consideration received	4,029,212
Exchange rate effect	(271,431)
Total gain on sale of discontinued operations	$34,110,454